Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0001195739
Registrant Name	Nuveen New York AMT-Free Quality Municipal Income Fund
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A